STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (533,148)	$ (681,255)	$ (3,007,942)	$ (1,624,183)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss on conversion of debt and accruals to common stock	31,865	365,146	860,921	1,128,652
Amortization of beneficial conversion feature	1,113	0	720	0
Shares issued for services	0	146,210	1,050,980	0
Changes in operating assets and liabilities:
Accounts receivable	0	0	0	0
Accounts payable – related parties	32,208	0	0	1,520
Accounts payable	(128,640)	(45,935)	(128,899)	8,917
Accrued expense	224,628	125,125	833,066	513,060
Accrued interest	9,253	0	0	0
Net cash provided by (used in) operating activities	(362,721)	(90,709)	(391,154)	27,966
Cash flows from financing activities:
Borrowings on notes payable - third parties	90,390	49,115	271,371	0
Borrowings on notes payable - related parties	0	0	14,024	0
Net cash provided by (used in) financing activities	90,390	49,115	285,395	0
Foreign currency adjustment	276,798	40,646	104,720	(26,841)
Net increase (decrease) in cash	4,467	(948)	(1,039)	1,125
Cash at beginning of year	122	1,161	1,161	36
Cash at end of year	4,589	213	122	1,161
Supplemental disclosure of noncash investing and financing activities:
Conversion of accruals to common stock	0	240,000	588,794	310,183
Beneficial conversion feature	0	0	4,514	0
Conversion of debt to common stock	$ 69,373	$ 63,567	$ 219,623	$ 100,000